FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     01/20/11
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:   $   401,120
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ----------- ------------ --------- --------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                 VALUE   SHRS OR    SH/  PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER            CLASS        CUSIP     (x$1000) PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
-------------------------------- ----------- ------------ --------- --------------------- ---------- -------- ----------------------
-------------------------------- ----------- ------------ --------- --------------------- ---------- -------- ----------------------
ANALOG DEVICES                   COM           032654105     9,062    240,567  SH         Sole                  240,567
AON                              COM           037389103       598     13,000  SH         Sole                   13,000
APPLE COMPUTER                   COM           037833100       224        694  SH         Sole                      694
BERKSHIRE HATHAWAY A             COM           084670108       241          2  SH         Sole                        2
CABLEVISION                      COM           12686C109    17,610    520,400  SH         Sole                  520,400
COCA COLA                        COM           191216100    16,874    256,555  SH         Sole                  256,555
CONAGRA                          COM           205887102    10,888    482,205  SH         Sole                  482,205
DIRECTV                          COM           25490A101    12,344    309,133  SH         Sole                  309,133
EBAY                             COM           278642103    10,477    376,450  SH         Sole                  376,450
EMC                              COM           268648102    16,910    738,441  SH         Sole                  738,441
FOOT LOCKER                      COM           344849104     8,843    450,718  SH         Sole                  450,718
GENERAL ELECTRIC                 COM           369604103       286     15,645  SH         Sole                   15,645
HEALTHSOUTH                      COM           421924309    12,962    625,900  SH         Sole                  625,900
HEINZ                            COM           423074103    16,955    342,809  SH         Sole                  342,809
IBM                              COM           459200101       227      1,547  SH         Sole                    1,547
INTERPUBLIC GROUP                COM           460690100    11,265  1,060,700  SH         Sole                1,060,700
JDS UNIPHASE                     COM           46612J507    13,032    899,973  SH         Sole                  899,973
JETBLUE AIRWAYS                  COM           477143101     9,997  1,512,400  SH         Sole                1,512,400
JOHNSON & JOHNSON                COM           478160104       336      5,434  SH         Sole                    5,434
JPMORGAN CHASE                   COM           46625H100       206      4,849  SH         Sole                    4,849
JUNIPER NETWORKS                 COM           48203R104    13,051    353,498  SH         Sole                  353,498
MCCORMICK                        COM           579780206     7,264    156,110  SH         Sole                  156,110
MEDICIS                          COM           584690309     7,012    261,750  SH         Sole                  261,750
MICROSOFT                        COM           594918104       215      7,709  SH         Sole                    7,709
MYLAN                            COM           628530107    15,832    749,250  SH         Sole                  749,250
NETAPP                           COM           64110D104    23,083    420,005  SH         Sole                  420,005
PEPSICO                          COM           713448108       236      3,609  SH         Sole                    3,609
SARA LEE                         COM           803111103    17,968  1,026,150  SH         Sole                1,026,150
SOUTHWEST AIR                    COM           844741108    10,290    792,727  SH         Sole                  792,727
TELLABS                          COM           879664100     6,659    982,150  SH         Sole                  982,150
TEXAS INSTRUMENTS                COM           882508104    13,536    416,499  SH         Sole                  416,499
TRAVELERS                        COM           89417E109    14,808    265,799  SH         Sole                  265,799
VALEANT PHARMA                   COM           91911K102    18,612    657,917  SH         Sole                  657,917
VIACOM CL B                      COM           92553P201    18,390    464,265  SH         Sole                  464,265
WATSON PHARMA                    COM           942683103    19,353    374,704  SH         Sole                  374,704
WEIGHT WATCHERS                  COM           948626106     7,985    213,000  SH         Sole                  213,000
XILINX                           COM           983919101    17,693    610,530  SH         Sole                  610,530
INVESCO INSURED MUNI INCOME      COM           46132P108       230     17,050  SH         Sole                   17,050
NUVEEN INSURED ADVANTAGE MUNI    COM           67071L106       526     38,700  SH         Sole                   38,700
NUVEEN INSURED MUNI OPPORTUNIT   COM           670984103       231     17,746  SH         Sole                   17,746
NUVEEN INSURED PREMIUM MUNI      COM           6706D8104       492     41,309  SH         Sole                   41,309
PROGRESS ENERGY                  COM           743263105       688     15,812  SH         Sole                   15,812
SOUTHERN                         COM           842587107       574     15,027  SH         Sole                   15,027
WISCONSIN ENERGY                 COM           976657106       272      4,616  SH         Sole                    4,616
AMERICAN FDS-INCOME FUND OF AM   COM           453320103       215     13,000  SH         Sole                   13,000
DELAWARE DIVERSIFIED INCOME C    COM           246248595       135     14,633  SH         Sole                   14,633
FIRST AMERICAN INTER BD Y        COM           318530813       192     18,550  SH         Sole                   18,550
PIMCO TOTAL RETURN C             COM           693390429       188     17,300  SH         Sole                   17,300
PIMCO TOTAL RETURN FD INSTL      COM           693390700       346     31,900  SH         Sole                   31,900
VANGUARD FLORIDA L/T T/E ADMIR   COM           922033204       166     15,000  SH         Sole                   15,000
VANGUARD INTER TERM BD INDEX     COM           921937306       213     18,981  SH         Sole                   18,981
VANGUARD INTER TERM T/E          COM           922907209       170     12,801  SH         Sole                   12,801
VANGUARD SHORT-TERM FEDERAL      COM           922031604       994     92,360  SH         Sole                   92,360
ISHARES ETF 1-3 YR TREASURY BO   COM           464287457     4,808     57,250  SH         Sole                   57,250
ISHARES ETF 7-10 YR TREASURY B   COM           464287440     1,632     17,392  SH         Sole                   17,392
ISHARES ETF S&P NATIONAL MUNI    COM           464288414     2,698     27,200  SH         Sole                   27,200
SPIDER ETF MUNI BOND             COM           78464A458     1,578     72,950  SH         Sole                   72,950
SPIDER ETF SHORT-TERM MUNI       COM           78464A425     3,182    133,650  SH         Sole                  133,650
VANGUARD ETF S-T BOND INDEX      COM           921937827       266      3,300  SH         Sole                    3,300